UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/07/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      56
Form 13F Information Table Value Total:       $137,101


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL Time Warner Inc            COM              00184A105     1124   103455 SH       DEFINED                 85720        0    17735
American Express Co            COM              025816109     4807   144650 SH       DEFINED                126395        0    18255
American Intl Group Inc        COM              026874107     7159   144778 SH       DEFINED                127578        0    17200
Amgen Inc                      COM              031162100     1619    28125 SH       DEFINED                 27925        0      200
Automatic Data Processing Inc  COM              053015103     5211   169243 SH       DEFINED                150836        0    18407
Avery Dennison Corp            COM              053611109     5870   100055 SH       DEFINED                 87765        0    12290
BP P.L.C. Spons ADR            COM              055622104      833    21590 SH       DEFINED                 21062        0      528
Berkshire Hathaway Inc         Class B.         084670207      209       98 SH       SOLE                       98        0        0
Bristol-Myers Squibb Co        COM              110122108      871    41235 SH       DEFINED                 32900        0     8335
Capital One Finl Corp          COM              14040H105     1218    40600 SH       SOLE                    40600        0        0
Carnival Corporation           COM              143658102     4343   180135 SH       DEFINED                165610        0    14525
Caterpillar Inc                COM              149123101      269     5464 SH       DEFINED                  5164        0      300
Chevron Texaco Corp            COM              166764100      343     5303 SH       DEFINED                  4183        0     1120
Citigroup Inc                  COM              172967101      262     7603 SH       DEFINED                  7103        0      500
Coca-Cola Company              COM              191216100      798    19720 SH       DEFINED                 14595        0     5125
Concord EFS                    COM              206197105     1312   139560 SH       DEFINED                127160        0    12400
Devon Energy Corp (NEW)        COM              25179M103     2933    60834 SH       DEFINED                 53237        0     7597
Disney Walt Co.                COM              254687106      243    14250 SH       DEFINED                 10800        0     3450
EMC Corporation Mass           COM              268648102      679    93865 SH       DEFINED                 77033        0    16832
Exxon Mobil Corp               COM              30231G102     1229    35154 SH       DEFINED                 32774        0     2380
Fannie Mae                     COM              313586109     6494    99369 SH       DEFINED                 89721        0     9648
Fleet Boston Finl Corp         COM              339030108      264    11058 SH       SOLE                    11058        0        0
Gannett Company Inc            COM              364730101      704    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     4974   195075 SH       DEFINED                159321        0    35754
Gillette Company               COM              375766102      999    32275 SH       DEFINED                 27200        0     5075
Hewlett-Packard Co             COM              428236103     2892   185980 SH       DEFINED                155040        0    30940
Home Depot Inc                 COM              437076102      546    22400 SH       DEFINED                 16800        0     5600
Intel Corp                     COM              458140100      270    16600 SH       DEFINED                 13850        0     2750
International Business Machine COM              459200101     4502    57397 SH       DEFINED                 56797        0      600
J.P. Morgan Chase & Co         COM              46625H100     3717   156774 SH       DEFINED                136606        0    20168
Johnson & Johnson              COM              478160104     5061    87451 SH       DEFINED                 59840        0    27611
Marsh & McLennan Cos Inc       COM              571748102      996    23364 SH       SOLE                    23364        0        0
Medtronic Inc                  COM              585055106     1542    34165 SH       DEFINED                 30565        0     3600
Merck & Co Inc                 COM              589331107     7016   128077 SH       DEFINED                115431        0    12646
Microsoft Corp                 COM              594918104     4707   194404 SH       DEFINED                185094        0     9310
Motorola Inc                   COM              620076109     3480   421300 SH       DEFINED                375125        0    46175
Nordstrom Inc                  COM              655664100     4365   269460 SH       DEFINED                243410        0    26050
Omnicom Group                  COM              681919106     5087    93915 SH       DEFINED                 82860        0    11055
Pall Corp                      COM              696429307     3067   153339 SH       DEFINED                124914        0    28425
Pepsico Inc                    COM              713448108     5981   149530 SH       DEFINED                131235        0    18295
Pfizer Inc                     COM              717081103     4267   136947 SH       DEFINED                125291        0    11656
Pharmacia Corp                 COM              71713U102      368     8500 SH       SOLE                     8500        0        0
Pitney-Bowes, Inc              COM              724479100      645    20200 SH       DEFINED                 12850        0     7350
Procter & Gamble Company       COM              742718109     2894    32500 SH       DEFINED                 28625        0     3875
Qualcomm Inc.                  COM              747525103      296     8230 SH       SOLE                     8230        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      815    20009 SH       DEFINED                 16559        0     3450
Sara Lee Corp                  COM              803111103      539    28812 SH       SOLE                    28812        0        0
Schlumberger Limited           COM              806857108     2027    53315 SH       DEFINED                 42811        0    10504
Solectron Corp.                COM              834182107      268    88695 SH       DEFINED                 70370        0    18325
Swift Energy Co                COM              870738101     1849   217243 SH       DEFINED                167482        0    49761
Vodafone Group Plc             Sponsored ADR    92857W100     2177   119485 SH       DEFINED                101735        0    17750
Wal Mart Stores Inc            COM              931142103     5551   106690 SH       DEFINED                 97325        0     9365
Walgreen Co                    COM              931422109     5781   196104 SH       DEFINED                151175        0    44929
Wells Fargo & Co               COM              949746101      445     9889 SH       DEFINED                  8708        0     1181
Wyeth Corp                     COM              983024100      620    16395 SH       DEFINED                 14295        0     2100
Transocean Inc                 COM              G90078109      563    27511 SH       DEFINED                 22824        0     4687